Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 1,194,787	$ 14,532	₨ 792,035	₨ 400,971
Cash and cash equivalents	₨ 3,650,446	$ 44,400	₨ 3,781,978	₨ 5,101,083